Related party disclosures (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Related party disclosures [Line Items]
Current receivables due from related parties	$ 61,227	$ 61,227	$ 42,790
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Related party disclosures [Line Items]
Current receivables due from related parties	$ 10,965		$ 10,965